1933 Act Registration No. 811-08617          1940 Act Registration No. 333-47541

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
     Pre-Effective Amendment No.                                      [ ]
     Post-Effective Amendment No.   8                                 [X]

                                       And


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

     Amendment No.    14                                              [X]

                                 ATC FUNDS, INC.
                          (formerly Hughes Fund, Inc.)
               (Exact name of registrant as specified in Charter)

                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                        --------------------------------
              (Address of Principle Executive Offices and Zip Code)

                                 (505) 983-1111
                                 --------------
               (Registrant's Telephone Number including Area Code)

                                  Stacey Stone
                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:

                           Laura Anne Corsell, Esquire
                                 7307 Elbow Lane
                             Philadelphia, PA 19119
                                  215-248-7485

Approximate Date of Proposed Public Offering:  N/A


It is proposed that this filing will become effective (check appropriate box):
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/X/  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

                                   PROSPECTUS
                                   MAY 1, 2002

                                 THE WATER FUND
                               THE EDUCATION FUND
                       (each, a series of ATC Funds, Inc.)

                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008

The investment objective of each of the Funds is long term growth of capital. THE WATER FUND seeks to achieve its objective by investing in securities issued by companies whose products, technologies and/or services affect the management of the world's water resources. THE EDUCATION FUND seeks to achieve its objective by investing in securities issued by companies whose products, technologies and/or services affect the development of educational opportunities and facilities.

AVALON TRUST COMPANY ("Avalon Trust" or "Adviser") serves as the investment adviser for both The Water Fund and The Education Fund. The Funds are designed for long-term investors who are able to tolerate the volatility typical in common stock investment portfolios. As with any investment, there can be no guarantee that the Funds will achieve their objective.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

THE WATER FUND

     What is the Water Fund? ...............................................  __
     What are the Water Fund's Investment Objectives & Primary
          Investment Strategies? ...........................................  __
     What are the Principal Risks of Investing in the Water Fund? ..........  __
     How has the Water Fund Performed in the Past? .........................  __
     What are the Water Fund's Fees and Expenses? ..........................  __
     An Example of Water Fund Expenses Over Time ...........................  __

THE EDUCATION FUND

     What is the Education Fund? ...........................................  __
     What are the Education Fund's Investment Objectives & Primary
          Investment Strategies? ...........................................  __
     What are the Principal Risks of Investing in the Education Fund? ......  __
     How has the Education Fund Performed in the Past? .....................  __
     What are the Education Fund's Fees and Expenses? ......................  __
     An Example of Education Fund Expenses Over Time .......................  __

MANAGEMENT OF THE FUNDS ....................................................  __

HOW TO BUY AND SELL SHARES .................................................  __

DIVIDENDS AND DISTRIBUTIONS ................................................  __

TAX CONSIDERATIONS .........................................................  __

FINANCIAL HIGHLIGHTS .......................................................  __

FOR MORE INFORMATION .......................................................  __

                                 THE WATER FUND

WHAT IS THE WATER FUND?

Clean water is essential to all life on this planet. The Water Fund was founded on the belief that the continued availability of water and recurring problems with its potability will become highly focused issues in the 21st century. As water availability and quality problems increase in priority, companies whose business focus around water may experience increased growth and visibility among investors. The Water Fund is the first US mutual fund to recognize water as a principal investment opportunity.

WHAT ARE THE WATER FUND'S INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES?

The Water Fund's investment objective is long-term growth of capital. Under normal circumstances, at least 85% of the Water Fund's net assets will be invested in equity securities and securities convertible into equity securities issued by "Water Companies." The Water Fund may invest in large capitalization companies (i.e. companies with market capitalizations in excess of $10 billion), "mid-cap issuers (i.e. companies with capitalizations of between $2 and $10 billion and/or small cap issues (i.e. companies with market capitalizations of less than $2 billion. The Water Fund may invest in companies located anywhere in the world but not more than 25% of its total assets may be invested in securities that are traded exclusively on foreign exchanges.

Water Companies include:

     o    publicly   traded  water  utility  and/or  WATER  utility   management
          companies;
     o companies engaged in the production, maintenance or repair of equipment used for WATER transport, water cleansing, WATER recycling, treatment and supply (such as filter producers, specialized trucking firms, recycling plant and equipment producers, etc.);
     o    companies that produce and/or supply bottled drinking water; and
     o companies engaged in research and development of the world's oceanic and marine resources
     o companies engaged in the production of water purification supplies or development of products and technologies to enhance our ability to preserve and develop water resources.
     o companies engaged in the production and development of hydro-electric power.

The Water Fund will focus on investments in companies that, in the judgment of Avalon Trust exhibit potential for significant growth over the long term. Avalon Trust seeks to companies that exhibit some or all of the following criteria:

     o    substantial prospects for growth;
     o    strong franchise;
     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    highly qualified management;

     o    consistent free cash flow; and
     o    high returns on invested capital
     o companies in industries that are undergoing consolidation, where the likelihood of acquisitions is high
     o companies that may be out of favor or not closely followed by investors and are selling at prices which do not reflect adequately their long-term business potential;

The Water Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE WATER FUND?

GENERAL RISKS - All investments are subject to inherent risks, and the Water Fund is no exception. Accordingly, you may lose money by investing in the Water Fund. When you sell your Water Fund shares, they may be worth less than what you paid for them because the value of the Water Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

STOCK MARKET RISK - The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Water Fund invests primarily in equity securities, so the Water Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

SMALL TO MEDIUM-CAP STOCK RISKS - The Water Fund may invest in companies with small to medium market capitalizations. Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

FOREIGN SECURITIES RISK - The Water Fund may invest in non-U.S. companies either directly or in the form of American Depository Receipts ("ADRs"). Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Water Fund shareholders.

     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Water Fund will be subject to the risks associated with fluctuations in currency values.
     o Although the Water Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Water Fund.

SECTOR/INDUSTRY RISK - The Water Fund is classified as "non-diversified" under the federal securities laws. This means that the Water Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Water Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Water Fund than such a change would have on a more diversified fund. Many, if not most, of the companies in which The Water Fund invests count water-related businesses as only one of many business lines. Accordingly, the companies in which The Water Fund invests are not expected to be uniformly characterized as falling within any particular market sector or industry. For example, utilities that produce hydro-electric power would be categorized as "utilities, while a company that bottles spring water may be classified as part of the food or beverage industry. Accordingly, it is not anticipated that The Water Fund will concentrate its investments in any single industry. However, in the event that a separate industry classification relating to water resources is generally recognized in the future, the Water Fund may choose to invest more than 25% of its assets in securities issued by such companies.

TEMPORARY DEFENSIVE POSITIONS - The Water Fund's portfolio is expected to be fully invested in accordance with its investment objective. Under extraordinary market conditions, The Water Fund may invest up to 100% of its assets in short-term money market instruments. During such periods, The Water Fund will not be investing according to its investment objectives, and the Water Fund's performance may be negatively affected as a result.

HOW HAS THE WATER FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Water Fund. They also compare the Water Fund's performance to that of the S&P 500 Index, a widely recognized, unmanaged index of common stocks during each period. You should be aware that past performance may not be an indication of how the Water Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
(TO BE SUPPLIED BY AMENDMENT)

[GRAPHIC OMITTED]

------------------------
7%      6.60%
------------------------
6%
------------------------                  AVERAGE ANNUAL TOTAL RETURNS
5%
------------------------                      12 mos.        Since     Inception
4%                                        ended 12/31/01   Inception     Date
------------------------                  --------------   ---------     ----
3%
------------------------        WATER FUND         ____%     _____%     1/01/01
2%
------------------------        S&P 500 INDEX      ____%     _____%
1%
------------------------
0%                 0.00%
------------------------
        2000       2001
------------------------

-------------------------------------------
Best quarter:    ___ Qtr. 20__     _____%

Worst quarter:   ___ Qtr. 20__     _____%
-------------------------------------------

WHAT ARE THE WATER FUND'S FEES AND EXPENSES?

The table below describes the fees and expenses you may pay if you buy and hold shares of the Water Fund.


SHAREHOLDER FEES
(fees paid directly from your investment, as a percentage of offering price)

Maximum Sales Charge (Load)                                                5.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)

Management Fees .....................................................      1.00%

Distribution and Servicing (12b-1) Fees .............................      0.25%

Other Expenses ......................................................      0.50%

Total Annual Fund Operating Expenses ................................      1.75%

EXAMPLE: This example below is intended to help you compare the cost of investing in the Water Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Water Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Water Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be: (to be provided by amendment)

                    1 Year ..........................  $____
                    3 Years .........................  $____
                    5 Years .........................  $____
                    10 Years ........................  $____

THE EDUCATION FUND

WHAT IS THE EDUCATION FUND?

The Education Fund is founded on the belief that, as the world becomes more complicated and interdependent, the need for private sector educational efforts will increase dramatically. Education is changing in three fundamental ways:

     o Education is being provided earlier in childhood and is continuing throughout a person's lifetime;
     o The on-site presence of a teacher is no longer required for effective learning to take place in many situations;
     o    The use of online educational delivery is expanding very rapidly; and
     o The private sector is playing an ever-increasing role in all phases of education, including internet business-to-business supplies and textbook vending.

As the need for new educational methods and technologies increases, companies whose business focus on meeting this demand may experience increased growth and visibility among investors.

WHAT ARE THE EDUCATION FUND'S INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES?

The investment objective of The Education Fund is long term growth of capital. Under normal circumstances, at least 85% of the assets of The Education Fund will be invested in equity securities and securities convertible into equity securities issued by "Education Companies." The Education Fund may invest in large capitalization companies (i.e. companies with market capitalizations in excess of $10 billion), "mid-cap issuers (i.e. companies with capitalizations of between $2 and $10 billion and/or small cap issues (i.e. companies with market capitalizations of less than $2 billion. The Education Fund may invest in companies located within or outside the United States, but does not currently invest in emerging market nations. However, not more than 25% of The Education Fund's total assets may be invested in securities that are traded exclusively on foreign exchanges.

"Education Companies" include:

     o early childhood education companies, including for-profit child care providers;
     o    book publishers and book sellers;
     o    educational software companies;
     o    school supply companies;
     o    post-secondary for-profit education providers;
     o    trade school providers;
     o    broadcasters who deliver educational content;
     o    educational licensing and certification providers;
     o    private operators of public or charter K-12 schools;
     o companies that provide or facilitate online education or corporate training.

The Education Fund will focus on investments in companies that, in the judgment of Avalon Trust exhibit potential for significant growth over the long term. Avalon Trust seeks to invest in companies that exhibit some or all of the following criteria:

     o    substantial prospects for growth;
     o    strong franchise;
     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    highly qualified management;
     o    consistent free cash flow;
     o    high returns on invested capital;
     o companies in industries that are undergoing consolidation, where the likelihood of acquisitions is high; and
     o companies that may be out of favor or not closely followed by investors and are selling at prices which do not reflect adequately their long-term business potential

The Education Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE EDUCATION FUND?

GENERAL RISKS - All investments are subject to inherent risks, and the Education Fund is no exception. Accordingly, you may lose money by investing in the Education Fund. When you sell your Education Fund shares, they may be worth less than what you paid for them because the value of the Education Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

STOCK MARKET RISK - The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Education Fund invests primarily in common stocks, so the Education Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

SMALL TO MEDIUM-CAP STOCK RISKS - The Education Fund may invest in companies with small to medium market capitalizations. Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace. These risks are exacerbated in the case of companies whose capitalizations are under $________ - often referred to as "micro cap" companies.

FOREIGN SECURITIES RISK - Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Education Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Education Fund will be subject to the risks associated with fluctuations in currency values.
     o Although the Education Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Education Fund.

SECTOR/INDUSTRY RISK - The Education Fund is classified as "non-diversified" under the federal securities laws. This means that the Education Fund has the ability to invest a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Education Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Education Fund than such a change would have on a more diversified fund. Many, if not most, of the companies in which The Education Fund invests count education-related businesses as only one of several business lines. Accordingly, the companies in which The Education Fund invests are not expected to be uniformly characterized as falling within any particular market sector or industry. For example, companies that produce educational software would be categorized as part of the "software" industry, while a text book publisher will likely be characterized as part of the "publishing" industry. Accordingly, it is not anticipated that The Education Fund may, however, from time to time invest more than 25% of its assets in companies classified as providing "educational services" if, in the judgment of Avalon Trust, such investments are likely to promote the objective of The Education Fund.

TEMPORARY DEFENSIVE POSITIONS - The Education Fund's portfolio is expected to be fully invested in accordance with its investment objective. Under extraordinary market conditions, The Education Fund may invest up to 100% of its assets in short-term money market instruments. During such periods, The Education Fund will not be investing according to its investment objectives, and the Education Fund's performance may be negatively affected as a result.

HOW HAS THE EDUCATION FUND PERFORMED IN THE PAST?

The bar chart and table below help show the returns and risks of investing in the Education Fund. They show the performance of the Education Fund since inception. They also compare the Education Fund's performance to that of the S&P 500 Index, a widely recognized, unmanaged index of common stocks] during each period. You should be aware that past performance may not be an indication of how the Education Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
(TO BE SUPPLIED BY AMENDMENT)

[GRAPHIC OMITTED]

------------------------
100%
------------------------
90%
------------------------
80%
------------------------
70%
------------------------
60%
------------------------                  AVERAGE ANNUAL TOTAL RETURNS
50%
------------------------                      12 mos.        Since     Inception
40%                                       ended 12/31/01   Inception     Date
------------------------                  --------------   ---------     ----
30%                             THE EDUCATION
------------------------        FUND               ____%     _____%     10/26/99
20%
------------------------        S&P 500 INDEX      ____%     _____%
10%
------------------------
0%     0.00%       0.00%
------------------------
       2000        2001
------------------------

-------------------------------------------
Best quarter:    ___ Qtr. 20__     _____%

Worst quarter:   ___ Qtr. 20__     _____%
-------------------------------------------

WHAT ARE THE EDUCATION FUND'S FEES AND EXPENSES?

The table below describes the fees and expenses you may pay if you buy and hold shares of the Education Fund.

SHAREHOLDER FEES
(fees paid directly from your investment as a percentage of offering price)

MAXIMUM SALES CHARGE (LOAD)                                                5.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)

Management Fees                                                            1.00%

Distribution and Servicing (12b-1) Fees                                    0.25%

Other Expenses                                                             0.50%

TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.75%

EXAMPLE: This example below is intended to help you compare the cost of investing in the Education Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Education Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Education Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(TO BE PROVIDED BY AMENDMENT)

                    1 Year ..........................  $____
                    3 Years .........................  $____
                    5 Years .........................  $____
                    10 Years ........................  $____

THE INVESTMENT ADVISER

Avalon Trust, whose principal offices are located at 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501, serves as investment adviser to both The Water Fund and The Education Fund. The Adviser is an independent trust company incorporated and operating under the laws of the State of New Mexico. The
Adviser is also registered as an investment adviser under the Investment Advisers Act of 1940.

The Adviser's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, foundations, and other institutions throughout the United States. The Adviser has been investment adviser to the each of the Funds since their inception. For its investment advisory services, the Adviser is entitled to receive a fee, payable monthly and calculated daily at the annual rate of 1.00% of each Funds' average daily net assets. For The Water Fund's fiscal year commencing January 1, 2001 and ending December 31, 2001, the Water Fund paid advisory fees of $______ to the Adviser. For the Education Fund's fiscal year ending November 30, 2001, the Education Fund paid advisory fees of $______.

The Portfolio Managers
----------------------
Roger Decort, Owen Quattlebaum and Christine McDermott are responsible for choosing the securities in which the Funds will invest and for providing the day-to-day investment management services for the Funds. Mr. Decort is President and Chief Executive Officer of the Adviser. Mr. Quattlebaum is Senior Vice President and Chief Investment Officer of the Adviser. Ms. McDermott joined Avalon Trust in 2001 and serves as Vice President and Portfolio Manager. Mr. Quattlebaum and Mr. Decort have been executive officers of the Adviser since the firm commenced investment operations on October 26, 1999. Mr. Decort, in addition to serving as an executive officer of the Adviser, has been the Managing Director and sole shareholder of Decorte & Company, Inc., a financial servicing firm offering investment management services to high wealth individuals, since 1990. Prior to joining the Adviser in 1998, Mr. Quattlebaum served as a manager and member of the Investment Committee of Brown Brothers, Harriman, from 1986 to 1998. Messrs. Decort and Quattlebaum each have over thirty years experience in the financial management field. Prior to joining Avalon Trust, Ms. McDermott served as an equity portfolio manager for New
Mexico's permanent endowment funds from 1997 to 2000 and as associate with Security Capital Group, a real estate investment company during 1997.

Administrative Services and Other Services
------------------------------------------
Avalon Trust also provides certain administrative and oversight services for the ATC Fund, Inc. ("Company") and each of the Funds pursuant to an Operating Services Agreement between the Company and Avalon Trust. The fee payable to Avalon Trust under that agreement is calculated daily and paid monthly at an annual rate of 0.50% of each of the Fund's average daily net assets. As permitted under the Operating Services Agreement, Avalon Trust has, at its own expense, engaged Unified Financial Securities, Inc., ("UFSI") to furnish certain services. USFI also serves as the principal underwriter for both The Education Fund and The Water Fund. UMB serves as custodian for The Water Fund and The Education Fund.

Distribution Fees
-----------------
Each of the Funds has adopted a plan of distribution ("12b-1 Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The 12b-1 Plan provides that each Fund may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents. The Distribution Plan provides for fees to be deducted from the average net assets of each Fund in order to compensate the Adviser, principal underwriter or others for expenses relating to the promotion and sale of shares of the Funds. Such fees are calculated daily and payable monthly at a maximum annual rate of .25% of each Fund's the average daily net assets.

HOW TO BUY AND SELL SHARES

HOW TO BUY YOUR SHARES. Shares of The Water Fund and The Education Fund are offered at their net asset value per share ("NAV") plus the applicable sales charge. The sales charge varies depending on how much you invest; charges are set forth in the table below. There are no sales charges on reinvested distributions.

--------------------------------------------------------------------------------
Amount Invested         Sales Charge as a    Sales Charge as a %       Dealer
                          % of Offering         of Net Amount       Reallowance*
                              Price               Invested
--------------------------------------------------------------------------------
Less than   $ 49,999          5.00%                 5.26%              4.50%
--------------------------------------------------------------------------------
$50,000 to  $ 99,999          4.50%                 4.71%              4.00%
--------------------------------------------------------------------------------
$100,000 to $249,999          3.50%                 3.63%              2.75%
--------------------------------------------------------------------------------
$250,000 to $499,999          2.25%                 2.30%              1.75%
--------------------------------------------------------------------------------
$500,000 to $999,999          2.00%                 2.04%              1.50%
--------------------------------------------------------------------------------
$1,000,000 or more            1.00%                 1.01%              0.50%
--------------------------------------------------------------------------------

     *Dealers and financial advisors who have entered in selected dealer agreements with the Distributor receive a percentage of the initial sales charge on sales of shares of the Funds. The Distributor, which is the exclusive agent for distribution of shares of the Funds, retains the balance of sales charge paid by investors. The Distributor is the exclusive agent for distribution of shares of the Funds. The dealer's reallowance may be changed from time to time and the Distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds

REDUCED SALES CHARGES. Purchases of shares of the Funds by a "single investor" may be eligible for sales charge reductions. A "single investor" is defined as a single individual or entity; members of a family unit comprising husband, wife and minor children; or a trustee or their fiduciary purchasing for a single fiduciary account. Certain employee benefit and retirement benefit plans may also be considered as "single investors" if certain uniform criteria are met. Please refer to the Statement of Additional Information.

You may qualify for a VOLUME DISCOUNT if the total amount being invested in shares of the Funds reaches levels indicated in the sales charge schedule above. Under the RIGHT OF ACCUMULATION you may aggregate the net asset value of all shares previously purchased in the Funds with the dollar amount of shares to be purchased. For example, if you already own shares in the Water Fund with a combined aggregate net asset value of $450,000, the sales charge on an additional purchase of $60,000 shares of the Water Fund would be 2.00% on that purchase, because you had accumulated more than $500,000 total in the Water Fund.

You can qualify for a reduced sales charge by signing a non-binding LETTER OF INTENT stating your intention to buy an amount of shares in the Funds during the next thirteen (13) months sufficient to qualify for the reduction. (Your letter will not apply to purchases made more than 90 days prior to the letter.) During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Funds each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

Opening and Adding To Your Account. Your initial investment in either The Water Fund or The Education Fund must be $2,500 or more ($1000 for IRAs). Subsequent investments must be $1,000 or more ($100 for IRAs). Payments for Fund shares must be in U.S. dollars and, in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investments requirements in connection with AUTOMATIC INVESTMENT PLAN (see below) and other appropriate circumstances. You can invest in the Funds by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may make additional purchases by telephone. You may also invest in the Funds through an automatic investment plan. Any questions you may have can be answered by calling the Company, toll-free, at 1-866-375-7008.

Purchasing Shares By Mail. To make your initial investment in the Funds, complete an Application Form, make a check payable to Fund in which you wish you invest, and mail the Form and check to:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                                  P.O. Box 6110
                        Indianapolis, Indiana 46206-6110

For overnight delivery, mail the Form and check to:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

To make subsequent purchases, simply make a check payable to the Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Company's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER. To make an initial purchase of shares by wire transfer, you need to take the following steps:

     1.   Fill out and mail or fax an Account Application to the Transfer Agent.

     2.   Obtain an account number from the Transfer Agent.
     3.   Call 1-866-375-7008 to inform us that a wire is being sent.
     4.   Ask your bank to wire funds to the account of:

                        UMB Bank, N.A., ABA #: 101000695
                     Credit: [Fund Name], Acct. # 9871062724
                Further credit: [Your Name, Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS. You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN. You may purchase shares of the Funds through an Automatic Investment Plan. The Automatic Investment Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the Automatic Investment Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this  option  if  you  have  an  account  maintained  at  a  domestic  financial institution which is an Automatic Clearing House member for automatic withdrawals under the Automatic Investment Plan. The Company may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-866-375-7008.

PURCHASING SHARES BY TELEPHONE. In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV next determined after the Transfer Agent receives your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Company's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Company will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. As a result of this policy, you will bear the risk of any loss unless the Company has failed to follow procedures such as the above. However, if the Company fails to follow such procedures, it may be liable for such losses.

DETERMINING SHARE PRICES. Shares of the Funds are offered at each share's NAV. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Funds' per share NAV is computed on all days on which the NYSE is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

HOW TO REDEEM YOUR SHARES

You may redeem your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

REDEEM BY MAIL. Sale requests should be mailed via U.S. mail or overnight courier service to:

                                 [Name of Fund]
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

The selling price of the shares being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in Good Order (as defined below). Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

"Good Order" means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

SIGNATURE GUARANTEES. A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

1. if you have changed the ownership on your account within the 30 days prior to the request for redemption;
2. when you want the redemption proceeds sent to a different address than is registered on the account;
3. if the proceeds are to be made payable to someone other than the account's owner(s);
4.   any redemption transmitted by federal wire transfer to your bank; and
5. if a change of address request has been received by the Company or Unified Fund Services, Inc. within 30 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $10,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

REDEEMING SHARES BY TELEPHONE. You may redeem your shares in the Funds by calling the Transfer Agent at 1-866-375-7008 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 30 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Redemption proceeds for Shares purchased by check for which a redemption request has been received will not be mailed until the check or payment received for investment has cleared, a period that may last up to 15 days.

REDEEMING SHARES BY WIRE. You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian charges a $10 fee for outgoing wires.

REDEMPTION AT THE OPTION OF THE FUNDS. If the aggregate value of the shares in your account in the Funds falls to less than $2,500, the Company may notify you that, unless your account is increased to $2,500 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,500 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2,500 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts. IRA and other qualified retirement plan accounts are not subject to the Funds' above-descried redemption rights.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from its net investment income. Net investment income will be distributed at least annually. Each of the Funds' net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund from which such distributions are delivered. You may change the manner in which your dividends are paid at any time by writing to Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

TAX CONSIDERATIONS

The Company intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Company must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Company intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Funds' portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Funds have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Company may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Company during the following January.

Distributions by the Company will result in a reduction in the fair market value of the Funds' shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Funds just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by _________________, whose report, along with the Company's financial statements, are included in the annual report, which is available upon request.

THE WATER FUND

[UPDATED FINANCIAL INFORMATION TO BE PROVIDED BY AMENDMENT.]

THE EDUCATION FUND

[UPDATED FINANCIAL INFORMATION TO BE PROVIDED BY AMENDMENT.]

HOW TO GET MORE INFORMATION

Additional information about the Funds is available in the Company's latest Annual Report, Semi-annual Report and SAI. The SAI contains more detailed information on all aspects of the Company has been filed with the SEC and is incorporated by reference into this prospectus. The Company's Annual Report contains audited financial information concerning the Funds and discussion relating to the factors that affected each Fund's performance during that Fund's last fiscal year.

To receive information without charge concerning the Funds or to request a copy of the SAI or annual or semi-annual reports relating to the Funds, please contact the Company at:

                                 ATC Funds, Inc.
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                                 1-866-375-7008

A copy of your requested document(s) will be sent to you within three days of your request. Or you may visit our web site on the Internet at WWW. __________.COM.

Information about the Funds (including the annual report, semi-annual report and SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site
(www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

Investment Company Act No. 811-8883

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                 ATC FUNDS, INC.

                                Dated May 1, 2002

                                 The Water Fund
                                       and
                               The Education Fund

                          125 Lincoln Avenue, Suite 100
                         Santa Fe, New Mexico 87501-2052
                                 1-866-375-7008

This Statement of Additional Information ("SAI") sets forth information about ATC Funds, Inc. ("Company") and each of The Education Fund and The Water Fund, and their investment adviser, Avalon Trust Company ("Avalon Trust" or the "Adviser"). The SAI is not a prospectus and should be read in conjunction with the Company's prospectus of May 1, 2002. You may obtain a copy of the prospectus, free of charge, by writing to ATC Funds, Inc., c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-866-375-7008.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Management of the Company ................................................    __

Investment Objectives and Policies .......................................    __

Investment Restrictions ..................................................    __

Investment Advisory Arrangements .........................................    __

Directors and Officers ...................................................    __

Performance Information ..................................................    __

Purchasing and Redeeming Shares ..........................................    __

Tax Information ..........................................................    __

Portfolio Transactions ...................................................    __

Custodian ................................................................    __

Administration and Transfer Agency Services ..............................    __

Distribution Arrangements ................................................    __

Financial Statements .....................................................    __

                            MANAGEMENT OF THE COMPANY

The affairs of the Company are managed by a Board of Directors ("Board"), which approves all significant agreements between the Company and the persons and companies that furnish services to the Water Fund and the Education Fund (each a "Fund," and collectively the "Funds"), including agreements with the Company's custodian, transfer agent, investment adviser and administrator.

The Company, an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") was incorporated in Maryland on July 16, 1998 under the name Hughes Funds, Inc. The Company's Articles of Incorporation permit the Board to issue 500,000,000 shares of common stock. The Board has the power to designate one or more series of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Company offers two series of shares, designated as The Education Fund and The Water Fund. The Company is also authorized to designate classes of shares within each series; as of the date of this SAI and related prospectus, the Company has issued only one class of shares of each Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives of each Fund is not fundamental and may be changed by the Company's Board. The Funds' investment objectives and the manner in which the Funds pursue their investment objectives are generally discussed in the prospectus. This section provides additional information concerning the Funds' investments and their investment restrictions.

Each of the Funds is classified as "non-diversified" under the 1940 Act. This means that each fund may invest a relatively high percentage of its assets in the securities of a small number of companies. Investing in this manner makes the Funds more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on a Fund than such a change would have on a more diversified fund.

COMMON STOCKS. The Water Fund and the Education Fund will ordinarily invest at least 85% of their total assets in equity securities and securities convertible into equity securities. The market value of common stock and other equity securities can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, equity securities historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Water Fund and the Education Fund may invest up to 40% of its assets in common stock of foreign "Water Companies" and "Education Companies", respectively, which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. As stated in the prospectus, up to 25% of each Fund's assets may be invested in securities traded exclusively on non-U.S. exchanges.

PREFERRED STOCK. The Funds may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

REAL ESTATE INVESTMENT TRUSTS. The Water Fund is authorized to invest in real estate investment trusts ("REIT"s), but has no present intention of doing so. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. the Water Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Water Fund's distributions may also be designated as a return of capital. The Water Fund will not invest more than 10% of its assets in REITS.

OPTIONS ON EQUITIES. Although the Funds will not normally do so, the Funds may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Funds may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Funds may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years. The Funds may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the respective Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the respective Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Funds will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Funds to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of each Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Funds will be unable to close out a position.

DEBT SECURITIES. The Funds may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Funds, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

MONEY MARKET FUNDS. The Funds may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Funds would bear their pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Funds' shareholders.

REPURCHASE AGREEMENTS. The Funds may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Company's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Funds must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Funds. If an institution with whom the Funds have entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Funds' ability to liquidate the securities serving as collateral could cause the Funds some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Funds will enter into Repos only with institutions and dealers considered creditworthy.

RESTRICTED AND ILLIQUID SECURITIES.
The Funds will not invest more than 15% of their net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS.
The Funds may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Funds with payment and delivery taking place at some future date. The Funds may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Funds that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Funds will maintain a segregated account with the Company's Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

PORTFOLIO TURNOVER.
For the fiscal years ending December 31, 2000 and 2001, the Water Fund had portfolio turnover rates of 35.93% and ____%, respectively. For the fiscal year ending December 31, 2001, the Education Fund had a portfolio turnover rate of ____%. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Funds, thus the portion of the Funds' distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Funds.

                             INVESTMENT RESTRICTIONS

Each of the Funds has adopted certain investment restrictions. Those listed below are fundamental restrictions and may be changed only with the approval of a "majority of the outstanding voting securities" of the Funds as defined in the Investment Company Act of 1940 ("1940 Act"). The remaining investment restrictions may be changed by the Company's Board.

1. THE WATER FUND: will not invest less than 85% of its assets (valued at time of investment) in securities of "Water Companies", as that term is defined in the Prospectus. THE EDUCATION FUND: will not invest less than 85% of its total assets (valued at time of investment) in securities of "Education Companies", as that term is defined in the prospectus;

Neither The Water Fund or The Education Fund will:

2. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

4. Lend money (but this  restriction  shall not prevent the Funds from investing
in  debt  securities  or  repurchase   agreements,   or  lending  its  portfolio
securities);

5. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate;

6. Issue senior securities except as permitted under the 1940 Act and rules thereunder;

7. Invest in commodities, or invest in futures or options on commodities; or

8. Invest more than 25% of its assets in the securities of companies in one industry except to the extent set forth in the prospectus.

The Funds have also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Funds may not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. Make margin purchases or short sales of securities;

3. Invest in companies for the purpose of management or the exercise of control;

4. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser;

5. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

6. Purchase warrants on securities;

7. Invest  more  than  25% of  its  assets  (valued  at time of  investment)  in
securities  of  issuers  with  less  than  three  years'  operation   (including
predecessors);

8. Invest more than 15% of its net assets in securities that are not readily marketable;

9. Acquire securities of other investment companies except as permitted under the 1940 Act and rules thereunder;

10. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost; or

11. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts.

                        INVESTMENT ADVISORY ARRANGEMENTS

INVESTMENT ADVISORY AGREEMENT.
The Company has entered into an Investment Advisory Agreement with the Adviser which first became effective on _________, 2002, following its approval by the Company's shareholders on ________, 2002 . Under the terms of the Advisory
Agreement, the Adviser manages the investment operations of the Funds in accordance with the Funds' investment policies and restrictions. The Adviser furnishes an investment program for the Funds, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Funds. At all times the Adviser's actions on behalf of the Funds are subject to the overall supervision and review of the Board of Directors of the Company. The Investment Advisory Agreement was approved by the Board on February 21, 2001 and by the Funds' shareholders on March 20, 2002. In approving the Investment Advisory Agreement, the Board was informed as to the unique nature of the Fund's investment focus and the Adviser's commitment to this area, and the nature and quality of the Adviser's services to the Fund during its brief operating history to date.

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Funds or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement. The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved at least annually (a) (a) by the vote of a majority of the Directors of the Company who are not "interested persons" of the Company or the adviser ("Independent Directors") cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Prior to March 20, 2002, the Adviser provided services pursuant to an adv isory agreement identical to the current agreement in all respects save for the manner in which the advisory fee is computed under certain circumstances. Such change does not increase the amount of the fee payable to the Adviser. For the fiscal years ending December 31, 2000 and 2001, the Water Fund paid investment advisory fees of $46,140 and $________, respectively, to the Adviser under the terms of the prior agreement. For the fiscal year ending December 31, 2001, (the first year during which the Education Fund was in operation) the Education Fund paid investment advisory fees of $__________ to the Adviser under the terms of the prior agreement.

OPERATING SERVICES AGREEMENT.
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Funds including, but not limited to accounting, administrative, legal (except litigation), dividend disbursing agent, registrar, custodial, shareholder reporting, sub-accounting and record keeping services. For its services to the Funds under this Agreement, the Company pays to the Adviser on the last day of each month, a fee equal to 0.50% and 1.00% of average net asset value of the Water Fund and the Education Fund, respectively, such fee to be computed daily based upon the net asset value of the respective Fund. Under the Services Agreement, the Adviser may employ third parties to assist it in performing the various services required of the Funds. The Adviser is responsible for compensating such parties. Further information about third party services providers appears in the SAI under the heading "Administration and Transfer Agency Services."

The Board of the Company has approved Codes of Ethics (the "Codes") for the Company, the Adviser, and the Company's principal underwriter. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds ("Access Persons"), requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Funds. A copy of each Code has been filed with the Securities and Exchange Commission ("SEC"). You can review and/or copy the Codes at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You may also find a copy of the Codes on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of the Codes can also be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                             DIRECTORS AND OFFICERS

The Board has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the bylaws of the Company and review by the Board of Directors.

OFFICERS AND AFFILIATED DIRECTORS. The table below sets forth certain information about each of those directors of the Company who are "interested persons" of the Company or the Adviser, as well as the Company's executive officers. The business address of each of the Company's officers and directors is 125 Lincoln Avenue, Suite 100, Santa Fe, N.M. 87501-2052.

-------------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS,       POSITION(S)    TERM OF              PRINCIPAL OCCUPATION(S)             NUMBER OF          OTHER
   --------------       -----------    -------              -----------------------             ---------          -----
        AGE              HELD WITH     OFFICE &               DURING PAST 5 YEARS               PORTFOLIOS   DIRECTORSHIPS HELD
        ---              ---------     --------               -------------------               ----------   ------------------
                          COMPANY     LENGTH OF                                                   IN THE         BY DIRECTOR
                          -------     ---------                                                   ------         -----------
                                       SERVICE                                                   COMPANY
                                       -------                                                   -------
                                                                                                 OVERSEEN
                                                                                                 --------
-------------------------------------------------------------------------------------------------------------------------------
Roger Decort            President,                Self-employed financial adviser since             2
Age: 62                 Chairman of               1987, serving high net worth individuals.
                        Board of                  Chief Executive Officer of Avalon Trust
                        Directors,                Company since 1998. In 1999, founded
                        Director                  and currently serves as Chief Executive
                                                  Officer of Vancadia Capital
                                                  Corporation, Vancouver, British
                                                  Columbia, a Canadian Merchant Bank.
-------------------------------------------------------------------------------------------------------------------------------
Earl H. Douple, Jr.*    Director                  1985 - present; Treasurer and Business
Age: 52                                           Manager of Canopy, Inc., The Plains,
                                                  VA, a financial consulting firm.
                                                  Formerly Managing Partner, Smothers &
                                                  Douple Law Firm, Washington, DC.
-------------------------------------------------------------------------------------------------------------------------------
C. Richard Anderson     Secretary &               Vice President & Chief Financial Officer
Age: 53                 Treasurer                 of Avalon Trust Company since
                                                  September 2001. Prior to joining
                                                  Avalon Trust Company, and for more
                                                  than the last five years, served as a
                                                  consultant for Ahrandsen, Rael &
                                                  Anderson, a CPA firm.
-------------------------------------------------------------------------------------------------------------------------------

* Mr. Douple serves as a Trustee for a trust that is the record owner of more than 5% of the outstanding shares of Avalon Trust.

Independent Directors. The following table sets forth certain information about the Independent Directors. The business address of each Independent Director is 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501-2052.

-------------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS,       POSITION(S)    TERM OF              PRINCIPAL OCCUPATION(S)             NUMBER OF          OTHER
   --------------       -----------    -------              -----------------------             ---------          -----
        AGE              HELD WITH     OFFICE &               DURING PAST 5 YEARS               PORTFOLIOS   DIRECTORSHIPS HELD
        ---              ---------     --------               -------------------               ----------   ------------------
                          COMPANY     LENGTH OF                                                   IN THE         BY DIRECTOR
                          -------     ---------                                                   ------         -----------
                                       SERVICE                                                   COMPANY
                                       -------                                                   -------
                                                                                                 OVERSEEN
                                                                                                 --------
-------------------------------------------------------------------------------------------------------------------------------
Robert J. Nurock        Director                  Retired since 1999.  From 1982 - 1999             2
Age: 64                                           served as President, Market Strategist for
                                                  Investor's Analysis, Inc., Santa Fe New
                                                  Mexico, an investment consultant and
                                                  advisory company offering investment
                                                  services to institutions and individuals.
-------------------------------------------------------------------------------------------------------------------------------
James E. Hughes, Jr.,   Director                  Founder of a law partnership in New               2
Esq.                                              York City, Hughes and Whitaker,
Age: 59                                           specializing in the representation of
                                                  private clients throughout the world.
-------------------------------------------------------------------------------------------------------------------------------
John E. Young, CFA      Director                  Retired in 1999 after 31 years in the             2
Age: 65                                           investment industry. Experience
                                                  includes 14 years as a partner in a private
                                                  investment counseling firm and 12 years as
                                                  Chief Investment Officer for three
                                                  state funds, including the Teacher
                                                  Retirement System of Texas, 15th largest
                                                  pension fund in the world. Currently
                                                  serves on the Investment Committee for
                                                  the United States Military Academy and
                                                  as investment advisor to two Santa Fe
                                                  based non-profit organizations.
-------------------------------------------------------------------------------------------------------------------------------

The table below sets forth the compensation paid by the Company to each of the directors during each Fund's last fiscal year.

------------------------------------------------------------------------------------------------
          Name           Aggregate     Pension/Retirement      Estimated      Total Compensation
                        Compensation        Benefits        Annual Benefits    Upon Retirement
------------------------------------------------------------------------------------------------
Roger Decort             $________            None                None            $________
------------------------------------------------------------------------------------------------
Robert J. Nurock         $________            None                None            $________
------------------------------------------------------------------------------------------------
Earl H. Douple           $________            None                None            $________
------------------------------------------------------------------------------------------------
James E. Hughes, Jr.,    $________            None                None            $________
Esq.
------------------------------------------------------------------------------------------------
John E. Young, CFA       $________            None                None            $________
------------------------------------------------------------------------------------------------

DIRECTOR OWNERSHIP OF SECURITIES OF THE COMPANY. The table below sets forth information about each Director's beneficial ownership interest in shares of the Funds as of December 31, 2001.(1) The figures shown include shares held directly by the indicated Director and shares held by members of his immediate family.

---------------------------------------------------------------------------------------------------------
                  Roger Decort    Robert J. Nurock    Earl H. Douple    James E. Hughes,    John E. Young
                                                                               Jr.
---------------------------------------------------------------------------------------------------------
Water Fund
---------------------------------------------------------------------------------------------------------
Education Fund
---------------------------------------------------------------------------------------------------------
Total
---------------------------------------------------------------------------------------------------------

           (1) a = None; b = $1 - $10,000; c = $10,001 - $50,000; d =
                      $50,001 - $100,000; e = Over $100,000

Individuals who serve as Independent Directors, and members of their immediate families and organizations with which such individuals may be associated, may be shareholders of the Funds and/or investment advisory or trust clients of the Adviser, or may have established other routine retail relationships with organizations or companies affiliated with the Adviser. However, unless expressly noted below, during the two calendar years ended December 31, 2000 and December 31, 2001, and to the knowledge of the Company:

     1) None of the Independent Directors had any direct or indirect material interest in any transaction or series of transactions with the Company, the Adviser or the Distributor, or with any person who (i) is an officer of; (ii) controls or is controlled by; or (iii) under common control with the Company, the Adviser or the Distributor (the Company's principal underwriter) (each, a "Transaction Affiliate").
     2) No immediate family member of any Independent Director had any direct or indirect material interest in any transaction or series of transactions with any Transaction Affiliate.
     3) No Independent Director (or any member of his immediate family) owned, beneficially or of record, any securities issued by any Transaction Affiliate or any person who controls, is controlled by or is under common control with any Transaction Affiliate had any direct or indirect ownership. No Independent Director (or any member of his immediate family), directly or indirectly, has or shares voting or investment power over any such securities.
     4) None of the Independent Directors served on the board of directors or any company with any Director who is not an Independent Director of the Company.

The term "immediate family member," as used in this Statement of Additional Information, means a person's spouse, a child residing in the person's household (including step and adoptive relationships) and any dependent of such person. In determining "materiality," officers of the Company have evaluated information provided to it by the Directors and by the Adviser, based on the significance of any transaction or relationship in light of all circumstances to prospective investors in the Company. Relevant factors include the amount involved in the transaction and the relationship of the parties to one another and to the Company. Transactions that involve amounts of $60,000 or less and relationships that involve the provision of investment advisory, brokerage or similar financial services on a basis that does not afford "special treatment" are not considered "material." Similarly, where an Independent Director's interest in a transaction that might otherwise be "material" arises solely because a company in which the Independent Director holds an equity or creditor interest has engaged in a transaction with a Transaction Affiliate, such interest shall not be deemed "material" absent other circumstances that are determined to be significant to prospective investors in making an investment decision.

As of [April 1, 2002], the following persons owned more than 5% of the Company's outstanding shares.

Name & Address               Percentage of Water         Percentage of Education
Of Shareholder               Fund Total Net Assets       Fund Total Net Assets

[Andrea B. Currier                   0.00%                       100%]
The Plains, Virginia

[Turtle & Co. FBO                    97.0%                       0.0%]
[Client Accounts]

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Company's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          Yield = 2[(a-b/cd + 1)^6 - 1]

          Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends
                 d = the maximum offering price per share on the last day of the period

The Funds' performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Funds' performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Funds' performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Funds might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Funds' net asset value is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the net asset value of a share of either of the Funds, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the NYSE is open. Each Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

                                 TAX INFORMATION

The Company intends to qualify as a regulated investment company under SubChapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Company must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Company qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Company will not be subject to Federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Company intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Funds' portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Funds have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Company may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Company during the following January.

Distributions by the Company will result in a reduction in the fair market value of the Funds' shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Funds just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

Dividends. A portion of each Funds' income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the respective Fund's income is derived from qualifying dividends. Because the Funds may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Funds that qualifies for the deduction generally will be less than 100%. The Company will notify corporate shareholders annually of the percentage of dividends that qualifies for the dividend received deductions.

A portion of the Company dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Company will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Funds from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of one of the Funds, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Funds are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Each Fund expects that its annual portfolio turnover rate will not exceed 75% under normal conditions. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year. For the Education Fund's fiscal year ending November 30, 2001, the portfolio turnover rate was ____%. For the Water Fund's fiscal year ending December 31, 2001, the portfolio turnover rate was ____%.

High portfolio turnover in any year will result in the payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Funds are made by the Adviser. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

From time to time, Avalon Trust may execute portfolio transactions with broker-dealers who also sell shares of the Funds, subject to rules adopted by the National Association of Securities Dealers, Avalon Trust has made no commitment to execute any or all portfolio transactions through such broker-dealers. The Fund paid _________ in aggregate brokerage commissions for the period from the Fund's inception through ____________. All such brokerage commissions were paid to _____________ and represented soft-dollars for investment research and brokerage services rendered during the period.

                                    CUSTODIAN

UMB Bank ("UMB"), 928 Grand Blvd., 10th Floor, Kansas City, Missouri 64106, acts as custodian for the Fund. As such, UMB holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. UMB does not exercise any supervisory function over management of the Funds, the purchase and sale of securities or the payment of distributions to shareholders. All fees charged by UMB are paid by the Adviser pursuant to the Adviser's obligations under the Operating Services Agreement.

                   ADMINISTRATION AND TRANSFER AGENT SERVICES

The Adviser has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("Unified") to provide transfer agency and essentially all administrative services for the Funds. Unified, 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Company and the Adviser. Under the agreement, Unified is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Adviser (and not the Company or the Funds) pays Unified an annual fee, paid monthly, based on the average net assets of the Funds, as determined by valuations made as of the close of each business day of the month.

Unified also acts as Administrator to the Funds pursuant to a written agreement with the Company and Adviser. As Administrator, Unified supervises all aspects of the operations of the Funds except those performed by the Adviser under the Company's investment advisory agreement. The administrator is responsible for:

(a)  calculating the Funds' net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the 1940 Act
(c) preparing financial statements contained in reports to stockholders of the Funds
(d)  preparing the Company's federal and state tax returns
(e)  preparing reports and filings with the SEC
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Funds' financial accounts and records

For the services to be rendered as administrator, the Adviser pays Unified an annual fee, paid monthly, based on the average net assets of the Funds, as determined by valuations made as of the close of each business day of the month.

                            DISTRIBUTION ARRANGEMENTS

The Adviser has also entered into a written agreement ("Distribution Agreement") with the Company and Unified Financial Securities, Inc. ("UFS") wherein UFS will act as principal underwriter for the Funds' shares. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. UFS is an affiliated company of the Company's Administrator and Transfer Agent, Unified. UFS, also located at 431 North Pennsylvania Street, Indianapolis, IN 46204, is compensated by the Adviser for its services to the Company under the Distribution Agreement.

As noted in the Company's Prospectus, the Company has adopted a distribution and shareholder servicing plan (the "Distribution Plan"), pursuant to Rule 12b-1 under 1940 Act for the Funds. The Distribution Plan provides for fees to be deducted from the average net assets of the Funds in order to compensate the Adviser, principal underwriter or others for expenses relating to the promotion and sale of shares of the Funds.

Under the Distribution Plan, the shares of the Funds compensate the Adviser, principal underwriter and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of the Funds' average daily net assets.

The Distribution Plan also provides that to the extent that the Funds, the Adviser, or other parties on behalf of the Funds or the Adviser make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Distribution Plan. In no event shall the payments made under the Distribution Plan, plus any other payments deemed to be made pursuant to the Distribution Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

The Board has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of the Adviser in promoting the sale of the Funds' shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Board, including the Independent Directors, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Distribution Plan will benefit the Funds' and their shareholders.

The Distribution Plan has been approved by the Board, including all of the Independent Directors. The Distribution Plan must be renewed annually by the Board, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the Independent Directors. The Distribution Plan and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the Independent Directors on not more than 60 days' written notice, 2) by the Adviser on not more than 60 days' written notice, 3) by vote of a majority of each Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Advisory Agreement with the Adviser. The Adviser or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Distribution Plan and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of each Fund's outstanding shares, and all material amendments to the Distribution Plan or any related agreements shall be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board, at least quarterly, on the amounts and purpose of any payment made under the Distribution Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

[___________________________ serves as the Company's independent accountants. The Education Fund's and The Water Fund's financial statements, dated November 30, 2001 and December 31, 2001, respectively, have been audited by __________________, whose address is ____________________. Such statements and accompanying reports are set forth in each Fund's Annual Report to Shareholders, which accompany this Statement of Additional Information and are incorporated herein by reference.] [Financials to be supplied by amendment.]

                                     PART C
                                OTHER INFORMATION

ITEM 23 EXHIBITS

a.   1.   Articles of Incorporation of Hughes Funds, Inc., dated July 16, 1998 -
          Filed as Exhibit 23A to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.

     2. Amended and Restated Articles of Incorporation of Avalon Funds, Inc.- Filed as Exhibit 23A to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

b.   1.   By-Laws of Hughes Funds,  Inc.- Filed as Exhibit 23B to  pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.

     2.   By-Laws  of Avalon  Funds,  Inc.,  dated  December  1, 2000 - Filed as
          Exhibit 23B to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

c.   Instruments Defining Rights of Shareholders - [Not Applicable]

d. 1. Investment Advisory Agreement between Hughes Funds, Inc. and Hughes Investment Advisors, LLC- Filed as Exhibit 23D to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.

     2. Investment Advisory Agreement between Registrant and Avalon Trust Company. Filed as Exhibit 23D to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

     3. Revised and Restated Investment Advisory Agreement between Registrant and Avalon Trust Company. [TO BE FILED BY AMENDMENT]

e. 1. Distribution Agreement between Registrant, Avalon Trust Company and Unified Financial Securities, Inc. - Filed as Exhibit 23A to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

f.   Bonus or Profit-Sharing Contracts - [Not Applicable]

g.   1.   Custodian  Agreement  between Hughes Funds,  Inc.,  Hughes  Investment
          Advisors, LLC and UMB Bank, Kansas City- Filed as Exhibit 23G to pre-effective amendment # 3, filed on September 30, 1998, and incorporated herein by reference.

     2. Custodian Agreement between Registrant, Avalon Trust Company and UMB Bank, Kansas City - Filed as Exhibit 23G to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

h. 1. Operating Services Agreement between Hughes Funds, Inc. and Hughes Investment Advisors, LLC- Filed as Exhibit 23H(1) to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.

     2. Operating Services Agreement between Registrant and Avalon Trust Company - Filed as Exhibit 23H(1) to post-effective amendment #4, filed on January 10, 2001, and incorporated herein by reference.

     3. Investment Company Services Agreement between Hughes Funds, Inc., Hughes Investment Advisors, LLC and Mutual Shareholder Services, LLC-Filed as Exhibit 23H(2) to pre-effective amendment #1, filed on August 26, 1998, and incorporated herein by reference.

     4. Mutual Fund Services Agreement between Registrant, Avalon Trust Company and Unified Fund Services, Inc.- Filed as Exhibit 23H(2) to post-effective amendment #4, filed on January 10, 2001, and incorporated herein by reference.

     5. Agreement and Plan of Succession between Hughes Funds, Inc. and Avalon Trust Company - Filed as Exhibit 23H(3) to post-effective amendment #4, filed on January 10, 2001, and incorporated herein by reference.

     6. Asset Purchase Agreement between Hughes Investment Advisors, LLC and Avalon Trust Company - Filed as Exhibit 23H(4) to post-effective amendment #4, filed on January 10, 2001, and incorporated herein by reference.

     7. Amended and Restated Operating Services Agreement between Registrant and Avalon Trust Company - [TO BE FILED BY AMENDMENT]

i.   1.   Opinion  of  David  Jones &  Assoc.,  P.C.-  Filed as  Exhibit  23J to
          post-effective amendment # 5, filed on September 26, 2001, and incorporated herein by reference.

     2.   Opinion of Laura A. Corsell, Esq. - [TO BE FILED BY AMENDMENT.]

j.   Other Opinions -- [TO BE FILED BY AMENDMENT]

k.   Omitted Financial Statements -- None

l.   Initial Capital Agreements - [Not Applicable.]

m.   1.   Plan of Distribution Pursuant to Rule 12b-1 for No-Load Shares - Filed
          as Exhibit 23M to post- effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

     2. Revised and Restated Plan of Distribution Pursuant to Rule 12b-1 - [TO BE FILED BY AMENDMENT]

n.   Financial Data Schedule - [Not Applicable]

o.   Rule 18f-3 Plan - [Not Applicable]

p.   1.   Code of Ethics  of  Registrant  and  Avalon  Trust  Company - Filed as
          Exhibit 23P to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

No person is directly or indirectly controlled by, or under common control with the Registrant.

ITEM 25 INDEMNIFICATION.

Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser, Avalon Trust Company, is a state chartered trust company organized and regulated under the laws of the state of New Mexico. In addition to serving as investment adviser to the Fund, the Adviser offers a full range of trust and investment management services to individuals, families, companies and institutions.

ITEM 27 PRINCIPAL UNDERWRITERS.

Unified Financial Securities, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Funds, AmeriPrime Insurance Trust, AmeriPrime Advisors Trust, Avalon Funds, Inc., Industry Leaders Fund, the Julius Baer Investment Funds, the Kenwood Funds, Labrador Mutual Fund, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, the Rockland Funds Trust, Securities Management & Timing Funds, Sparrow Funds, the TANAKA Funds, Inc., and Threshold Advisor Funds, Inc.

ITEM 28 LOCATION OF ACCOUNTS AND RECORDS.

Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

Avalon Trust Company
125 Lincoln Avenue, Suite 100
Santa Fe, New Mexico 87501-2052

ITEM 29 MANAGEMENT SERVICES.

Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

ITEM 30 UNDERTAKINGS.

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective amendment No. 8 to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-effective amendment No. 8 to its Registration Statement on Form N1-A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on the 27th day of February, 2002.

                                        ATC FUNDS, INC.
                                        (Registrant)

                                        /s/ Roger Decort
                                        ------------------------
                                        By: ROGER DECORT
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Roger Decort                   Chief Executive Officer     February 27, 2002
Roger Decort                       and Director



/s/ Earl H. Douple, Jr.            Director                    February 27, 2002
Earl H. Douple, Jr.



/s/ Robert J. Nurock               Director                    February 27, 2002
Robert J. Nurock



/s/ James E. Hughes, Jr., Esq.     Director                    February 27, 2002
James E. Hughes, Jr., Esq.



/s/ John E. Young                  Director                    February 27, 2002
John E. Young



/s/ C. Richard Anderson            Treasurer and
C. Richard Anderson                Secretary                   February 27, 2002